Document and Entity Information	May 30, 2023
Cover [Abstract]
Entity Registrant Name	DIEBOLD NIXDORF, Inc
Amendment Flag	true
Entity Central Index Key	0000028823
Document Type	8-K/A
Document Period End Date	May 30, 2023
Entity Incorporation State Country Code	OH
Entity File Number	1-4879
Entity Tax Identification Number	34-0183970
Entity Address, Address Line One	50 Executive Parkway
Entity Address, Address Line Two	P.O. Box 2520
Entity Address, City or Town	Hudson
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44236
City Area Code	(330)
Local Phone Number	490-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, $1.25 par value per share
Trading Symbol	DBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 30, 2023, Diebold Nixdorf, Incorporated (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) to, among other things, disclose the commencement of the solicitation of votes on the Plans (as defined in the Original Filing) and included a related disclosure statement (the “Disclosure Statement”) with respect thereto. This Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed to include additional exhibits to the Disclosure Statement. The Disclosure Statement, as updated to include such additional exhibits, is furnished as Exhibit 99.2. This Amendment No. 1 does not otherwise amend the Original Filing.